Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Line Items]
Share capital	$ 13,177,841,000	$ 13,177,841,000
Number of common shares (in Shares)	2,218,116,370	2,218,116,370
Dividends to be distributed	$ 458,165,000	$ 872,800,000
Dividends ordinary per share (in Dollars per share)		$ 0.21
Percentage of net profit to legal reserve	5.00%
Percentage of reserve equals to share capital	20.00%
Government subsidies amount	$ 820,028,000
Indirect subsidiary amount	20,147,000,000
Tax incentive reserve amount	$ 799,881,000,000
Material non-controlling interest percentage	17.50%	17.30%
Non-controlling interest voting rights percentage	82.50%	82.70%
Profit allocated to the PPC non-controlling interest	$ 67,153,000	$ 147,429,000	$ 6,900,000
Accumulated non-controlling interest	728,551,000	639,664
Non-controlling interest [Member]
Equity [Line Items]
Purchase of treasury stock		89,216,000
Share Capital [Member]
Equity [Line Items]
Share capital	$ 13,177,841,000	$ 13,177,841,000	$ 13,177,841,000	$ 13,177,841,000
Number of common shares (in Shares)	2,218,116,370	2,218,116,370	2,373,866,570	2,623,373,646
Ordinary shares [member] | Share Capital [Member]
Equity [Line Items]
Share capital	$ 13,177,841,000	$ 13,177,841,000
Dividends [Member]
Equity [Line Items]
Dividends to be distributed		$ 458,165,000